Deferred Credits and Other Noncurrent Liabilities - Summary of Changes to Provision for Asset Retirement Obligations (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Provision for asset retirement obligations at beginning of the year	₱ 1,752	₱ 1,164
Capitalized to ROU assets during the year	103	73
Accretion expenses	94	54
Settlement of obligations and others	(4)	(3)
Reclassification to liabilities associated with assets classified as held-for-sale	(9)
Change in assumptions	(48)	(51)
Revaluation due to change in IBR	(52)	515
Provision for asset retirement obligations at end of the year	₱ 1,836	₱ 1,752